Discontinued Operations - Disposal Groups, Including Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of tax	$ 0	$ (654)
Net loss from discontinued operations attributable to non-controlling interests	0	(70)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations	$ 0	(584)
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		19,130
Cost of revenue		15,862
Gross profit		3,268
General and administrative		3,861
Sales and marketing		298
Total operating expenses		4,159
Operating loss from discontinued operations		(891)
Interest expense		(29)
Other income		402
Total other income (expense)		373
Loss from discontinued operations, before income taxes		(518)
Income tax expense		(136)
Loss from discontinued operations, net of tax		(654)
Net loss from discontinued operations attributable to non-controlling interests		(70)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations		(584)
Discontinued Operations | GEH Singapore
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		19,130
Cost of revenue		15,862
Gross profit		3,268
General and administrative		3,797
Sales and marketing		298
Total operating expenses		4,095
Operating loss from discontinued operations		(827)
Interest expense		(29)
Other income		402
Total other income (expense)		373
Loss from discontinued operations, before income taxes		(454)
Income tax expense		(136)
Loss from discontinued operations, net of tax		(590)
Net loss from discontinued operations attributable to non-controlling interests		(70)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations		(520)
Discontinued Operations | Edmodo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		0
Cost of revenue		0
Gross profit		0
General and administrative		64
Sales and marketing		0
Total operating expenses		64
Operating loss from discontinued operations		(64)
Interest expense		0
Other income
Total other income (expense)		0
Loss from discontinued operations, before income taxes		(64)
Income tax expense		0
Loss from discontinued operations, net of tax		(64)
Net loss from discontinued operations attributable to non-controlling interests		0
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations		$ (64)